Expense Example	Oct. 10, 2025 USD ($)
YieldMax® AI Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 124
Expense Example, with Redemption, 3 Years	387
YieldMax® AMD Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
YieldMax® AMZN Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
YieldMax® COIN Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
YieldMax® MARA Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
YieldMax® MSTR Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
YieldMax® NVDA Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
YieldMax® PLTR Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
YieldMax® SMCI Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
YieldMax® TSLA Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	$ 322